RECEIVABLES	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Financing Receivables [Text Block]

NOTE 3.  RECEIVABLES

Our accounts receivables consisted of the following:

	December 31,
	2016	2015
Accounts receivable	$225,314	$133,692
Less: Allowance for doubtful accounts	(43,100)	(9,139)
Total	$182,214	$124,553

Our note receivable – related party consists of principal of $75,000 and accrued interest of $2,202 due from DB Arizona.  The loan bears interest at 14%, with principal and interest due on May 30, 2017.

Future minimum lease payments due to us for the lease of our cultivation property in a suburb of Pueblo, Colorado consist of:

Year ending December 31
2017	$112,753
2018	115,008
2019	117,308
2020	119,655
2021	126,548
$591,272